Report of Directors Corporate Governance	12 Months Ended
Dec. 31, 2023
Report Of Directors Corporate Governance [Abstract]
Disclosure of audited information included in report of directors corporate governance	Determining executive Directors’ incentive outcomes
(Audited)
For any annual incentive award to be made, each executive Director must achieve a minimum standard of conduct and values-aligned behaviour. Both executive Directors met this requirement for 2023.
The award is determined by applying the outcome of their annual scorecard to the maximum opportunity, set at 215% of base salary.
The financial measures, weightings and targets were set at the start of the financial year to align with our reported financial performance and before significant changes in the interest rate environment. They considered the 2023 financial plan, data from 2022, external commitments, scenario testing of upside and downside risks in the plan, and analyst consensus where relevant.
The Committee considered carefully the wider context in which performance was delivered and the impact of strategic transactions and one-offs on the Group's financial performance in 2023, including the favourable year-on-year impact of $4.1bn relating to the sale of our retail banking operations in France and the provisional gain on the acquisition of SVB UK, balanced with the $3.0bn impairment charge relating to the investment in BoCom.
Consistent with the approach in prior years, the Committee judged that it was appropriate to assess financial performance for the purpose of the annual scorecard excluding these items, to ensure that out-turns were not impacted by one-offs. The assessment of RoTE and profit before tax measures therefore excluded strategic
transactions and the BoCom impairment.
The Committee also considered the impact of interest rates on performance and noted that macroeconomic fluctuations remain a frequent driver of the Group’s business outcomes for our executives to manage. In recent years these factors have not led to discretionary scorecard adjustments for our executive Directors, either positive or negative, which the Committee continues to believe is appropriate.
Performance was above the maximum targets for Group profit before tax, Group RoTE and Asia RoTE. On our cost target basis, growth was
6% versus our target of approximately 3% compared with 2022 and below the performance range.
For strategic measures, diversity representation targets were set based on a trajectory to meet our external commitments. Other measures were set based on maintaining or improving when
compared with 2022 performance and/or market benchmarks.
The Inclusion index in our employee Snapshot survey exceeded target, and was significantly above the financial services benchmark.
We met or exceeded our senior leadership diversity representation targets. Our customer net promoter score ('NPS') performance was largely positive relative to our competitors in most areas of our business.
The Committee considered that the scorecard outcome for personal measures for both Noel Quinn and Georges Elhedery was appropriate against the targets set at the start of the year.
Overall, this resulted in a formulaic scorecard outcome of 75.93% of the maximum for Noel Quinn and 76.75% for Georges Elhedery.
The Committee discussed at length whether the risk and compliance modifier should be applied for 2023 for the Group’s performance against key risk metrics, including the historical failings identified by the PRA in its Notice of 29 January 2024.
As part of its deliberations, the Committee reflected on the overall risk management in the year, and in respect of the PRA Notice: the nature of the failings identified; the regulator’s finding that the breaches identified were not deliberate or reckless; fines levied; and
the tenure and specific responsibilities of the executive Directors in relation to the issues covered.
Taking into account inputs from the Group Risk Committee and Noel
Quinn's overall accountability for the performance and risk
management of the Group in 2023, the Committee used its
judgement and applied a downward adjustment of 7.50% to his
scorecard outcome.
This results in a final outcome of 70.24% of the maximum opportunity for Noel Quinn (2022: 75.35%) and an annual incentive of £2,018,000, which is 7% lower than £2,164,000 in 2022.
No risk and compliance modifier was applied for Georges Elhedery who was appointed as Group Chief Financial Officer on 1 January
2023, after all underlying issues identified by the PRA had been fully remediated. Georges Elhedery's scorecard outcome of 76.75%
results in an annual incentive of £1,287,000.
Annual incentive scorecard assessment
(Audited)

Summary assessment
		Minimum (25.0% payout)	Maximum (100.0% payout)		Noel Quinn			Georges Elhedery
				Performance[2]	Weighting (%)	Assessment (%)	Outcome (%)	Weighting (%)	Assessment (%)	Outcome (%)
	Profit before tax[1] ($bn)	25.8	30.3	31.6	15.0	100.00	15.00	15.0	100.00	15.00
	Target basis operating expenses ($bn)	31.0	30.5	31.6	15.0	—	—	15.0	—	—
	Group RoTE[1]	12.0%	14.5%	15.6%	15.0	100.00	15.00	15.0	100.00	15.00
	Asia RoTE[1]	12.8%	15.0%	16.8%	5.0	100.00	5.00	5.0	100.00	5.00
	Fee income ($bn)	11.8	13.1	11.84	5.0	25.55	1.28	5.0	25.55	1.28
Growth in net new invested assets ($bn)	Total (ex Hong Kong)	36.6	56.8	55.1	2.5	93.73	2.34	2.5	93.73	2.34
	Total	58.8	79.0	84.3	2.5	100.00	2.50	2.5	100.00	2.50
	Customer satisfaction	See following tables for commentary			15.0	91.67	13.75	15.0	91.67	13.75
	Employee experience				15.0	93.75	14.06	15.0	93.75	14.06
	Personal objectives				10.0		7.00	10.0		7.81
	Total				100.0		75.93	100.0		76.75
	Scorecard outcome (000)						£2,181			£1,287
	7.50% risk adjustment per Committee judgement (000)						£(163)			£0
	Annual incentive (000)						£2,018			£1,287
1  Assessed excluding strategic transactions and BoCom impairment.
2  The CET1 capital ratio underpin was met.
Single figure of remuneration
(Audited)
The following table shows the single figure of remuneration of each executive Director for 2023, together with comparative figures. This is the first vesting LTI for Noel Quinn since his appointment as Group Chief Executive in 2020 and so materially changes the composition of his single figure of remuneration for 2023.

Single figure of remuneration
	Noel Quinn		Georges Elhedery[1]
(£000)	2023	2022	2023	2022
Base salary	1,336	1,329	780	—
Fixed pay allowance (’FPA’)	1,700	1,700	1,085	—
Cash in lieu of pension	134	133	78	—
Taxable benefits[2]	127	119	4	—
Non-taxable benefits	89	86	52	—
Total fixed	3,386	3,367	1,999	—
Annual incentive[3]	2,018	2,164	1,287	—
Notional returns[4]	43	31	6	—
Replacement award	—	—	—	—
Long-term incentive[5]	5,195	—	—	—
Total variable	7,256	2,195	1,293	—
Total fixed and variable	10,641	5,562	3,292	—
1Georges Elhedery was appointed Group Chief Financial Officer from 1 January 2023.
2Taxable benefits include the provision of medical insurance, car benefit, accommodation and tax return assistance (including any associated tax due, where applicable). Non-taxable benefits include the provision of life assurance and other insurance cover.
3Annual incentive awards to the executive Directors are awarded 50% in cash and 50% in shares. The shares portion of the award vests immediately at grant and is subject to a retention period of one year and clawback provisions.
4Deferred cash awards granted in prior years include a right to receive notional returns for the period between the grant and vesting date. This is determined by reference to a rate of return specified at the time of grant and paid annually, with the amount disclosed on a paid basis.
5An LTI award over 1,118,554 shares was made in February 2021 (in respect of 2020) at a share price of £4.262 for which the performance period ended on 31 December 2023. The value has been computed based on a share price of £6.192, the average share price during the three-month period to 31 December 2023. The value attributable to share price appreciation is £1,619,106. See the following section for details of the assessment outcomes, which resulted in 75.00% vesting due to performance.
Benefits
The values of the significant benefits in the single figure table are set out in the following table. The insurance benefit for Noel Quinn has increased year on year because of the increase in premium at annual renewal. The car benefits for Georges Elhedery are not included in the table below as they were not deemed significant.

	Noel Quinn		Georges Elhedery
(£000)	2023	2022	2023	2022
Insurance benefit (non-taxable)	84	82	49	—
Accommodation in Hong Kong (taxable)	67	39	—	—
Car and driver in UK and Hong Kong (taxable)	47	69	—	—
Long-term incentive (’LTI’) awards
(Audited)
LTI awards over 2021 to 2023 performance period
The 2021–2023 LTI award was granted to Noel Quinn and Ewen
Stevenson in February 2021. Georges Elhedery was in a different role at the time and did not receive the 2021–2023 LTI award.
The scorecard delivered an outcome of 75.00%, reflecting a
significant improvement in shareholder returns across the
performance period.
In line with the terms of his departure, Ewen Stevenson is a good leaver and his award has been pro-rated for time in employment.
Based on the performance outcome, 838,915 shares will vest for
Noel Quinn and 371,697 shares will vest for Ewen Stevenson. The awards will vest in five equal annual instalments commencing in
March 2024.
The Committee is mindful of executives not experiencing ’windfall gains’ through the granting of LTI awards when a share price is particularly low. We introduced an upfront windfall gains check for the
2021–2023 LTI award such that if the LTI grant share price
experienced a greater than 30% decline since the previous grant, then a downward adjustment would be made. The Committee
determined that there were no windfall gains to consider for this award given the share price at grant (£4.26) was 24% below the share price at the previous LTI grant (£5.62).
The 2021–2023 LTI award is subject to a risk and compliance
modifier. The Committee received input from the GRC who assessed that the performance targets were delivered with appropriate risk management. On this basis, the Committee considered that no
adjustment for risk should be made to the 2021–2023 LTI award. The
CET1 capital ratio underpin for the 2021–2023 LTI award was also met.

Assessment of the 2021–2023 LTI awards
Measures (weighting)[1]		Minimum (25.0% payout)	Target (50.0% payout)	Maximum (100.0% payout)	Actual	Assessment	Outcome
RoTE with CET1 capital ratio underpin[2] (25.0%)		8.0%	9.0%	10.0%	14.6%	100.0%	25.00%
Capital reallocation to Asia with CET1 capital ratio underpin[3] (25.0%)		45.0%	47.0%	50.0%	43.4%	0.0%	0.00%
Transition to net zero[4] (25.0%)	Carbon reduction (own emissions)	42.0%	48.0%	51.0%	57.3%	100.0%	12.50%
	Sustainable finance and investment	$200.0bn	$240.0bn	$260.0bn	$294.0bn	100.0%	12.50%
Relative TSR[5] (25.0%)		At median of the peer group	Straight-line vesting between minimum and maximum	At upper quartile of the peer group	Above upper quartile	100.0%	25.00%
Total							75.00%
1  Awards vest on a straight-line basis for performance between the minimum, target and maximum levels of performance set out in this table.
2  Assessed based on RoTE in the 2023 financial year. The CET1 capital ratio underpin was met.
3  Assessed based on share of Group tangible equity (on a constant currency basis and excluding associates) allocated to Asia by 31 December 2023, which was not met.
4  Carbon reduction assessed on percentage reduction in total energy and travel emissions achieved by 31 December 2023 using 2019 as the baseline.
Sustainable finance and investment assessed on cumulative financing provided over the performance period.
5  The peer group was: Bank of America, Barclays, BNP Paribas, Citigroup, DBS Group Holdings, Deutsche Bank, J.P. Morgan Chase & Co., Lloyds
Banking Group, Morgan Stanley, Standard Chartered and UBS Group. Credit Suisse Group was removed from the peer group following its acquisition by UBS Group in June 2023.
LTI awards over 2024 to 2026 performance period
After taking into account performance for 2023, the Committee decided to grant Noel Quinn an LTI award of £4,275,000 and Georges
Elhedery an LTI award of £2,496,000 (both 320% of base salary).
The awards will have a three-year performance period starting on
1 January 2024.
The Committee has reviewed the performance measures considering feedback from shareholders and the next phase of our strategy. We are simplifying and improving the focus on shareholder returns by assessing performance on three measures, including RoTE and
relative TSR which are equally-weighted financial measures, and a third measure linked to our climate ambitions.
The capital reallocation to Asia measure was previously included to retain focus on repositioning the Group’s capital base through the transformation of the business. While our operations in Asia continue to be of significant strategic importance to the Group, it was the
Committee’s view that this measure no longer appropriately
incentivised the delivery of sustainable returns achievable across wider markets in which HSBC operates.
Targets have been set to balance stretch and achievability so that awards act as an effective incentive for management, and incentivise outperformance, aligned to our external strategic commitments.
–The minimum threshold for the RoTE measure is aligned to our external commitment of mid-teens RoTE over the medium term.
–The relative TSR peer group was amended for 2023 to include more Asian peers to better reflect our growth and investment focus. No changes have been made for 2024 other than the
removal of the Credit Suisse Group following its acquisition by
UBS Group.
–Our emissions reduction targets have been set based on meeting our commitments to procure 90% renewable energy by 2025 and
halve energy consumption and travel emissions by 2030.
–Our sustainable finance and investments measure is based on our ambition announced in 2020 to provide $750bn to $1tn of
financing and investment by 2030. Although the target range is lower than for the 2023–2025 LTI awards, we are on track to meet our 2030 ambition, with changing market conditions slightly
impacting our year-on-year trajectory.
The LTI is subject to a risk and compliance modifier, which gives the
Committee the discretion to ensure performance targets are delivered with appropriate risk management.
The RoTE measure is subject to a CET1 capital ratio underpin. If the
CET1 capital ratio at the end of the performance period is below the
CET1 risk tolerance level set in the risk appetite statement, then the assessment for this measure will be reduced to nil.
The number of shares to be awarded will be adjusted to reflect the expected dividend yield of the shares over the vesting period, as awards are not entitled to dividend equivalents in accordance with regulatory requirements.
To the extent performance conditions are satisfied at the end of the three-year performance period, the awards will vest in five equal annual instalments commencing from around the third anniversary of the grant date. On vesting, shares equivalent to the net number of shares that have vested (after those sold to cover any income tax and social security payable) will be held for a retention period of up to one year, or such period as required by regulators.

Performance conditions for the 2024–2026 LTI awards
Measures (weighting)[1]		Minimum (25.0% payout)	Target (50.0% payout)	Maximum (100.0% payout)
RoTE with CET1 capital ratio underpin[2] (37.5%)		14.0%	16.0%	17.0%
Environment[3] (25.0%)	Carbon reduction (own emissions)	66.0%	70.0%	74.0%
	Sustainable finance and investment	$539.0bn	$641.0bn	$693.0bn
Relative TSR[4] (37.5%)		At the median of the peer group	Straight-line vesting between minimum and maximum	At the upper quartile of the peer group
Subject to risk and compliance modifier
The Group Remuneration Committee retains the discretion to revise down the formulaic outcome taking into account performance against risk and compliance factors during the performance period.

1Awards will vest on a straight-line basis for performance between the minimum, target and maximum levels of performance set in this table.
2To be assessed based on RoTE at the end of the performance period, subject to the CET1 capital ratio underpin.
3Carbon reduction will be measured based on percentage reduction in total energy and travel emissions achieved by 31 December 2026 using 2019 as the baseline. The sustainable finance and investment metric will assess the cumulative amount provided and facilitated over the period ending
31 December 2026.
4The peer group for the 2023 award is: Bank of China (Hong Kong), Barclays, BNP Paribas, China Merchants Bank, Citigroup, DBS Group Holdings,
J.P. Morgan Chase & Co., Lloyds Banking Group, OCBC Bank, Standard Chartered and UBS Group.
Scheme interests awarded during 2023
(Audited)
The table below sets out the scheme interests granted to executive Directors during 2023 in respect of the 2022 performance year, as disclosed in the 2022 Directors’ remuneration report. No non-executive Directors received scheme interests during the financial year. The below table includes details of immediate shares and fixed pay allowances in compliance with Chapter 17 of the Rules Governing the Listing of
Securities on The Stock Exchange of Hong Kong Limited.

Scheme awards in 2023
(Audited)
	Type of interest awarded	Basis on which award made	Date of award	Face value awarded £000	Percentage receivable for minimum performance	Number of shares awarded	End of performance period
Noel Quinn	LTI deferred shares[1]	% of base salary	27 February 2023	5,476	25	861,422	31 December 2025
	Immediate shares[2]	% of base salary	27 February 2023	1,082	N/A	170,206	31 December 2022
	Fixed pay allowance[3]	N/A	15 May 2023	300	N/A	50,080	N/A
			21 August 2023	300	N/A	51,435	N/A
			7 November 2023	300	N/A	49,291	N/A
Georges Elhedery	LTI deferred shares[1]	% of base salary	27 February 2023	1,599	25	251,474	31 December 2025
	Immediate shares[2]	% of base salary	27 February 2023	716	N/A	112,568	31 December 2022
	Fixed pay allowance[3]	N/A	15 May 2023	192	N/A	31,962	N/A
			21 August 2023	192	N/A	32,827	N/A
			7 November 2023	192	N/A	31,459	N/A
1In accordance with the remuneration policy approved by shareholders at the 2022 AGM, the LTI award was determined at 320% of base salary for
Noel Quinn and 160% of base salary for Georges Elhedery. The number of shares to be granted was determined by taking HSBC’s closing share price of £6.357 taken on 24 February 2023, and applying a discount based on HSBC’s expected dividend yield of 5% per annum for the vesting period
(£4.963). LTI awards are conditional share awards subject to a three-year forward-looking performance period and vest in five equal annual instalments, between the third and seventh anniversary of the award date, subject to performance achieved. Awards are subject to malus and clawback for a maximum period of 10 years from the date of the award and are not eligible for dividend equivalents.
2Immediate share awards are granted based on the previous years' performance as part of the annual incentive and are not subject to forward-looking performance conditions. On vesting, awards will be subject to a one-year retention period. The face value of the immediate share awards have been computed using HSBC’s closing share price of £6.357 taken on 24 February 2023. Awards are subject to clawback for a maximum period of 10 years from the date of the award.
3Fixed pay allowance awards are granted in instalments in accordance with the remuneration policy approved by shareholders at the 2022 AGM, and are not subject to forward-looking performance conditions. Individual tax liabilities were satisfied in cash, therefore the face value awarded represents the net of tax value of the shares and the number of shares awarded reflects the net of tax number of shares. The fixed pay allowance awards have been computed using HSBC's closing share price of £5.997 taken on 12 May 2023, £5.839 taken on 18 August 2023 and £6.093 taken on
6 November 2023. These awards vest immediately and are subject to a retention period and released annually on pro-rata basis over five years, starting in March 2024.

Performance conditions for the 2023–2025 LTI awards (Audited)
Measures (weighting)[1]		Minimum (25% payout)	Target (50% payout)	Maximum (100% payout)
RoTE (with CET1 capital ratio underpin)[2] (25.0%)		13.0%	14.3%	15.5%
Capital reallocation to Asia (with CET1 capital ratio underpin)[3] (25.0%)		49.0%	50.5%	52.0%
Environment and sustainability[4] (25.0%)	Carbon reduction	64.0%	68.0%	72.0%
	Sustainable finance and investment	$588.0bn	$700.0bn	$756.0bn
Relative TSR[5] (25.0%)		At median of the peer group	Straight-line vesting between minimum and maximum	At upper quartile of peer group
1Awards will vest on a straight-line basis for performance between the minimum, target and maximum levels of performance set in this table.
2To be assessed based on RoTE at the end of the performance period.
3To be assessed based on share of Group tangible equity (on a constant currency basis and excluding associates) allocated to Asia by 31 December
2025.
4Carbon reduction will be measured based on percentage reduction in total energy and travel emissions achieved by 31 December 2025 using 2019 as the baseline. The sustainable finance and investment metric will assess the cumulative amount provided and facilitated over the period ending
31 December 2025.
5The peer group for the 2022 award is: Bank of China (Hong Kong), Barclays, BNP Paribas, China Merchants Bank, Citigroup, DBS Group Holdings,
J.P. Morgan Chase & Co., Lloyds Banking Group, OCBC Bank, Standard Chartered and UBS Group.
Executive Directors’ interests in shares
(Audited)
The shareholdings of executive Directors in 2023, including the shareholdings of their connected persons, at 31 December 2023 (or the date they stepped down from the Board, if earlier) are set out below. The following table shows the comparison of shareholdings with the company shareholding guidelines. There have been no changes in the shareholdings of the executive Directors from
31 December 2023 to the date of this report.
Individuals have five years from their appointment date to build up the recommended levels of shareholding. In line with investor guidance, for executive Directors, unvested shares that are not subject to forward-looking performance conditions (on a net of tax basis) can count towards their shareholding requirement under the shareholder-
approved policy.
The Committee reviews compliance with the shareholding
requirement, taking into account shareholder expectations and guidelines. The Committee also has full discretion in determining any penalties for non-compliance.
With regard to post-employment shareholding arrangements, we believe that our remuneration structure achieves the objective of ensuring there is ongoing alignment of executive Directors’ interests with shareholder experience post-cessation of their employment due to the following features of the policy:
–Shares delivered to executive Directors as part of the fixed pay allowance have a five-year retention period, which continues to apply following a departure of an executive Director.
–Shares delivered as part of an annual incentive award are subject to a one-year retention period, which continues to apply following a departure of an executive Director.
–LTI awards have a seven-year vesting period with a one-year post-
vesting retention period, which is not accelerated on departure.
The weighted average holding period of an LTI award within HSBC is therefore six years, in excess of the five-year holding period typically implemented by FTSE-listed companies.
HSBC operates a policy under which individuals are not permitted to enter into any personal hedging strategies in relation to HSBC shares subject to a vesting and/or retention period.

Shares
(Audited)
	Shareholding guidelines (% of salary)	Shareholding at 31 Dec 2023[2] (% of salary)	At 31 December 2023
				Scheme interests
			Share interests (number of shares)	Share options[3]	Shares awarded subject to deferral[1]
					without performance conditions	with performance conditions[4]
Executive Directors
Noel Quinn[5]	400%	797%	1,721,465	—	308,610	2,963,315
Georges Elhedery[5]	300%	598%	753,467	—	714,008	475,463
1The gross number of shares is disclosed. A portion will be sold at vesting to cover any income tax and social security that falls due at the time of vesting.
2The value of the shareholding is calculated using an average of the daily closing share prices in the three months to 31 December 2023 (£6.192), and does not include any unvested interests.
3At 31 December 2023, Noel Quinn and Georges Elhedery did not hold any options under the HSBC Holdings Savings-Related Share Option Plan (UK).
4LTI awards granted in February 2022 and 2023 are subject to the performance conditions as set out in the preceding sections.
5Executive Directors are expected to meet their shareholding guidelines within five years of the date of their appointment. Noel Quinn and Georges
Elhedery were appointed on 5 August 2019 and 1 January 2023, respectively.
Total pension entitlements
(Audited)
No employees who served as executive Directors during the year have a right to amounts under any HSBC final salary pension scheme for their services as executive Directors or are entitled to additional benefits in the event of early retirement. There is no retirement age set for Directors, but the normal retirement age for colleagues is 65.
Payments to past Directors
(Audited)
HSBC has received a formal request from the former employer of
Ewen Stevenson to reduce the buy-out award granted to him in 2019 by £82,980, which will be offset against the next available vesting for this award. The reduction will be made in line with PRA regulations, acting on the decision made by Ewen Stevenson’s former employer.
We understand the reduction was part of a collective adjustment and there are no concerns over Ewen Stevenson's conduct or the
discharge of his individual accountabilities.
Payments Ewen Stevenson received after he stepped down as an executive Director are set out in the following section.
In line with the terms of his departure disclosed in our Annual Report and Accounts 2022, Ewen Stevenson was granted good leaver status and is therefore eligible to receive vesting of the 2021–2023 LTI award, which was pro-rated for time in employment. Ewen’s good leaver status is conditional upon satisfaction of non-compete provisions under which he cannot undertake a role with a defined list of competitor financial services firms for 12 months after his employment ceases with HSBC. Details of the 2021–2023 LTI
outcome are outlined on page 322.
No other payments were made to, or in respect of, former Directors in the year in excess of the minimum threshold of £50,000 set for this purpose.
Payments for loss of office
(Audited)
Departure terms for Ewen Stevenson
Ewen Stevenson left the Group on 30 April 2023.
In accordance with the approved Directors' remuneration policy and contractual terms agreed for the period between 1 January 2023 and
25 October 2023, Ewen received payments totalling £703,519 in lieu of his base salary and pension allowance. Ewen also received his fixed pay allowance in respect of the same period, which totalled
£885,836 and was awarded in immediately vested shares, which are subject to a retention period. In accordance with the approved
Directors' remuneration policy, Ewen received cash in lieu of unused holiday totalling £73,621 on expiry of his notice period.
Non-executive Directors
(Audited)
The following table shows the total fees and benefits of non-executive Directors for 2023, together with comparative figures for 2022.

Fees and benefits
(Audited)	Fees[1]		Benefits[2]		Total
(£000)	2023	2022	2023	2022	2023	2022
Geraldine Buckingham	244	155	5	—	249	155
Rachel Duan	244	225	—	5	244	230
Dame Carolyn Fairbairn	279	265	—	1	279	266
James Forese[3]	759	689	1	—	760	689
Ann Godbehere[4]	68	—	—	—	68	—
Steven Guggenheimer	264	262	1	10	265	272
José Antonio Meade Kuribreña	244	242	4	14	248	256
Kalpana Morparia[5]	170	—	—	—	170	—
Eileen Murray[6]	290	262	3	—	293	262
Brendan Nelson[7]	81	—	12	—	93	—
David Nish	479	477	19	22	498	499
Jackson Tai[8]	132	377	19	25	151	402
Swee Lian Teo[9]	51	—	—	—	51	—
Mark Tucker	1,500	1,500	51	113	1,551	1,613
Total (£000)	4,805	4,454	115	190	4,920	4,644
Total ($000)	5,972	5,536	143	236	6,115	5,772
1Fees are in line with the Directors’ remuneration policy that was approved at the 2022 AGM. Non-executive Directors receive a pro-rata payment of
£4,000 travel allowance per annum.
2Benefits include taxable expenses such as accommodation, travel and subsistence relating to attendance at Board and other meetings at HSBC
Holdings' registered offices. Tax for non-executive Director benefits is met by HSBC, therefore amounts disclosed have been grossed up using a tax rate of 47%, where relevant.
3Appointed as Chair of the Group Risk Committee on 5 May 2023. Stepped down as a member of the Group Remuneration Committee and joined the
Group Audit Committee as a member on 5 May 2023. Includes fee of £443,000 (2022: £447,000) in relation to his role as Chair of HSBC North
America Holdings, Inc.
4Non-executive Directors’ interests in shares
(Audited)
The shareholdings of persons who were non-executive Directors in
2023, including the shareholdings of their connected persons, at
31 December 2023, or date of cessation as a Director if earlier, are set out below. There have been no changes in the shareholdings of the non-executive Directors from 31 December 2023 to the date of this report.
Non-executive Directors are expected to meet the shareholding guidelines of 15,000 shares within five years of the date of their appointment. All non-executive Directors who had been appointed for five years or more at 31 December 2023 met the guidelines.

Shares
	Shareholding guidelines (number of shares)	Share interests (number of shares)
Geraldine Buckingham	15,000	15,000
Rachel Duan	15,000	15,000
Dame Carolyn Fairbairn	15,000	15,000
James Forese	15,000	115,000
Ann Godbehere (appointed to the Board on 1 September 2023)	15,000	15,000
Steven Guggenheimer	15,000	15,000
José Antonio Meade Kuribreña	15,000	15,000
Kalpana Morparia (appointed to the Board on 1 March 2023)	15,000	15,000
Eileen Murray	15,000	75,000
Brendan Nelson (appointed to the Board on 1 September 2023)	15,000	—
David Nish	15,000	50,000
Jackson Tai (retired on 5 May 2023)	15,000	66,515
Swee Lian Teo (appointed to the Board on 1 October 2023)	15,000	15,200
Mark Tucker	15,000	307,352